INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INVENTORY
INVENTORY

NOTE 4 — INVENTORY

Inventory consists of the following:

	September 30, 2023	December 31, 2022
Raw materials	$1,509,768	$561,726
Work-in-process	140,329	78,219
	$1,650,097	$639,945

The Company did not have any excess or obsolete inventory reserves at September 30, 2023 and December 31, 2022.

NOTE 5 — INVENTORY

Inventory consisted of the following as of December 31:

	2022	2021
Raw Materials	$561,726	$323,989
Work in progress	78,219	54,780
	$639,945	$378,769

The company did not have any excess or obsolete inventory reserves as of December 31, 2022 and 2021.